CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

NOTE 32 – CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

	2022	2021	2020
Cash at banks and on hand	320.5	144.8	89.5
Cash and cash equivalents	320.5	144.8	89.5

Cash provided as security for initial margin calls and negative market values on derivatives, etc.1)	3.3	5.9	46.1
Sale and leaseback transaction prepayment to be released upon delivery of the vessel²⁾	—	21.0	—
Restricted cash	3.3	26.9	46.1
Cash and cash equivalents, including restricted cash	323.8	171.7	135.6

¹⁾ The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.

²⁾ Prepayment released on 06 January 2022.